Impairments - Narrative (Details)	Jun. 30, 2026 item
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Number of scenarios prepared for each PD curve	3
Weight of base scenario	50.00%
Bottom of range
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Business cycle parameters for base scenario for PD segments	0.3
Weight of downturn scenario	40.00%
Weight of upturn scenario	0.00%
Top of range
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Business cycle parameters for base scenario for PD segments	1.1
Weight of downturn scenario	50.00%
Weight of upturn scenario	10.00%